Dear Shareholder:

We are pleased to present this semiannual report for Oppenheimer Multi-Sector Income Trust for the six-month period ended April 30, 2001. The Trust provided a 1.79% average annual total return during the six-month period, which represents dividend income plus the change in the value of the underlying portfolio. At market value, the Trust’s average annual total return for the one-year period ended on April 30, 2001, was 25.33%, which includes the change in share price on the New York Stock Exchange. The Trust’s dividend return as of 4/27/01 was 9.77%.[1]

The Trust produced solid returns in an investment environment that was characterized by rising credit concerns in a slowing economy. Most of the sectors in which the Trust invests provided reasonably attractive performance, with U.S. Government securities benefiting most from a "flight to quality" among investors escaping a falling stock market. Foreign bonds from developed markets did well, and emerging-market bonds provided even better returns. However, high yield corporate bonds posted relatively lackluster results.

The Trust’s performance reflected changes in the U.S. economy, which experienced a dramatic slowdown during the six-month reporting period. For the fourth quarter of 2000, U.S. gross domestic product (GDP) grew at an anemic 1.0% annualized rate. Furthermore, Federal Reserve Board (the Fed) Chairman Alan Greenspan testified before Congress that economic growth had "stalled" at the start of the year. The Fed responded to the slowdown by reducing interest rates four times during the reporting period—twice in January, once in March and again in April—for a total rate cut of 2.00 percentage points.	Certain market sectors benefited from slower growth, while others did not. For example, U.S. Treasury securities ranked among the top-performing asset classes during the period because their prices tend to rise when interest rates fall. The Trust, however, held few of these direct government obligations because of their unattractively low yields. In addition, the Trust’s holdings of U.S. Government agency bonds were generally lackluster performers because of an increase in prepayments of their underlying mortgages. Slowing economic growth also hurt the performance of the Trust’s high yield corporate bonds when investors became concerned that a weaker economy might lead to more defaults.
Investment Breakdown:
Oppenheimer Multi-Sector Income Trust as of 4/30/01:[2]

1. Total returns are based on changes in net asset value and market value, respectively, per share from 4/30/00 to 4/30/01 without deducting any sales charges or brokerage costs. Such performance would have been lower if sales charges and brokerage costs were taken into account. Dividend return is determined by annualizing the April 2001 dividend of $0.07 and dividing by the closing market price on the New York Stock Exchange of $8.60 per share on 4/27/01 (payment date). Past performance does not guarantee future results.
2. Portfolio composition is subject to change. Chart is based on total market value of investments.

The Trust’s investments in the emerging markets performed strongly as many developing economies improved. We received particularly good results from Latin American and Eastern European countries whose economies are not tied to that of the United States. We also enjoyed good performance from developed market bonds, especially in Europe, despite significant fluctuations in currency exchange rates.

The use of quantitative models, which are designed to produce incrementally higher returns, had little impact on the Trust’s overall performance during the period. Good results from models that focus on interest rate and currency changes were offset, for the most part, by lagging results from credit-related models.

Instead, the Trust’s performance was mainly influenced by our fundamentally driven approach. During the reporting period, we slowly increased the duration—a measure of sensitivity to changing interest rates—of our U.S. Government securities holdings while interest rates fell. This move enabled us to capture higher prevailing yields for a longer time. In addition, we gradually increased our exposure to euro-denominated bonds as Europe’s currency appreciated relative to the U.S. dollar, allowing the Trust to participate in potential price appreciation.

On the other hand, we recently reduced our emerging-markets holdings, selling bonds from Argentina and Turkey because of economic crises in these countries. We made few changes to our high yield bond portfolio, maintaining our current emphasis on bonds issued by energy companies, which have generally benefited from robust oil prices and high levels of demand.	In the telecommunications area, which represents the largest concentration of high yield bond issuers, we generally focused on wireless service providers rather than on fixed-wire carriers.

Looking forward, we are optimistic. We expect the euro to appreciate more relative to the U.S. dollar, and we continue to avoid bonds denominated in the Japanese yen because of economic weakness in Japan. Even if bond prices remain flat in the emerging markets, we believe our investments there should continue to provide attractively high yields. However, we currently continue to avoid bonds from Argentina and Turkey. We believe high yield U.S. corporate bonds should also generate attractive levels of income even if prices remain low. One risk to the high yield market and to the Trust’s investment in high yield securities is a prolonged recession in the United States, which might further erode prices in the high yield market.

Otherwise, we have maintained our long-standing strategy of investing in multiple sectors of the global bond markets in an effort to produce the high levels of income consistent with the preservation of capital. Keeping an unwavering focus on our investment objectives is an important part of what makes Oppenheimer Funds The Right Way to Invest.

Sincerely,

Bridget A. Macaskill
President
Oppenheimer Multi-Sector Income Trust
May 21, 2001
2

Statement of Investments April 30, 2001 (Unaudited) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
U.S. Government Sector—7.3%
U.S. Treasury Bonds: 6.375%, 8/15/27(1)(2)	$14,000,000	$14,848,176
STRIPS, 5.99%, 11/15/18(3)	1,100,000	376,333
U.S. Treasury Nts.: 5.25%, 5/15/04	2,000,000	2,034,828
6.50%, 2/15/10	990,000	1,066,661
Total U.S. Government Sector (Cost $17,704,748)		18,325,998
	Shares
Convertible Sector—2.2%
Preferred Stocks—2.1%
CGA Group Ltd., Series A, Vtg.(4)(5)	53,586	1,339,650
Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.	4,000	176,000
Dobson Communications Corp.: 12.25% Sr. Exchangeable, Non-Vtg.(4)	740	686,350
13% Sr. Exchangeable, Non-Vtg.(4)	387	366,682
e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg.(4)(5)	249	647
Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg.(5)(6)	4,000	61,000
Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg.(4)	4,000	351,000
Intermedia Communications, Inc., 13.50% Exchangeable, Series B(4)	1,001	893,392
Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable, Non-Vtg.(4)(5)(6)	3,031	379
Nextel Communications, Inc., 11.125% Exchangeable, Series E, Non-Vtg.(4)	426	295,005
Paxson Communications Corp., 13.25% Cum. Jr. Exchangeable, Non-Vtg.(4)	27	257,175
Rural Cellular Corp., 11.375% Cum. Sr., Series B, Non-Vtg.(4)	279	201,578
Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A(5)	5,750	537,625
XO Communications, Inc.: 13.50% Sr., Series E, Non-Vtg.(4)	285	54,863
14% Cum. Sr. Exchangeable Redeemable, Non-Vtg.(4)	10,532	123,751
		5,345,097
	Units
Rights, Warrants and Certificates—0.1%
CellNet Data Systems, Inc. Wts., Exp. 10/1/07(5)	404	202
CGA Group Ltd. Wts., Exp. 6/16/07(5)	32,000	9,600
Chesapeake Energy Corp. Wts.: Exp. 1/23/03	6,053	—
Exp. 1/23/03(5)	3,455	35
Exp. 9/1/04(5)	10,150	101
3

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Units	Market Value See Note 1
Rights, Warrants and Certificates (Continued)
COLO.com, Inc. Wts., Exp. 3/15/10(5)	300	$ 3
Concentric Network Corp. Wts., Exp. 12/15/07(5)	600	15,300
Decrane Aircraft Holdings, Inc. Wts., Exp. 9/30/08	800	—
e.spire Communications, Inc. Wts., Exp. 11/1/05(5)	700	2,450
Equinix, Inc. Wts., Exp. 12/1/07(5)	400	28,050
Horizon PCS, Inc. Wts., Exp. 10/1/10(7)	999	17,483
ICG Communications, Inc. Wts., Exp. 9/15/05(5)	4,125	433
ICO Global Communication Holdings Ltd. Wts.: Exp. 5/16/06(5)	6,035	483
Exp. 5/16/06	9	10
In-Flight Phone Corp. Wts., Exp. 8/31/02	900	—
Insilco Corp. Wts., Exp. 8/15/07(5)	720	720
KMC Telecom Holdings, Inc. Wts., Exp. 4/15/08(5)	920	1,036
Leap Wireless International, Inc. Wts., Exp. 4/15/10(5)	400	16,050
Long Distance International, Inc. Wts., Exp. 4/13/08(5)	400	4
Loral Space & Communications Ltd. Wts., Exp. 1/15/07(5)	975	2,072
Millenium Seacarriers, Inc. Wts., Exp. 7/15/05(5)	700	7
Ntelos, Inc. Wts., Exp. 8/15/10(5)	500	1,563
Pathmark Stores, Inc. Wts., Exp. 9/19/10	6,738	41,034
Protection One, Inc. Wts., Exp. 6/30/05(5)	6,400	640
Republic Technologies International LLC Wts., Exp. 7/15/09(5)	200	2
Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08	500	3,750
WAM!NET, Inc. Wts., Exp. 3/1/05(5)	1,500	15 141,043
Total Convertible Sector (Cost $7,293,321)		5,486,140
	Shares
Corporate Sector—36.2%
Common Stocks—0.1%
Aurora Foods, Inc.(5)(6)	5,313	13,176
Capital Gaming International, Inc.(6)	18	—
ICO Global Communication Holdings Ltd.(6)	24,061	42,107
OpTel, Inc., Non-Vtg.(5)(6)	815	8
Pathmark Stores, Inc.(6)	9,526	180,994
Purina Mills, Inc.(6)	2,094	24,248
Star Gas Partners LP	220	4,675
WRC Media Corp.(5)(6)	676	7 265,215
4

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Corporate Bonds and Notes—35.4%
Aerospace/Defense—0.5%
BE Aerospace, Inc.: 8.875% Sr. Sub. Nts., 5/1/11(7)	$ 200,000	$ 202,000
9.50% Sr. Unsec. Sub. Nts., 11/1/08	300,000	310,500
Decrane Aircraft Holdings, Inc., 12% Sr. Unsec. Sub. Nts., Series B, 9/30/08	800,000	760,000 1,272,500
Chemicals—1.0%
Georgia Gulf Corp., 10.375% Sr. Unsec. Sub. Nts., 11/1/07	325,000	344,500
Huntsman Corp./ICI Chemical Co. plc, Zero Coupon Sr. Unsec. Disc. Nts., 13.08%, 12/31/09(3)	1,150,000	362,250
Lyondell Chemical Co.: 9.625% Sr. Sec. Nts., Series A, 5/1/07	250,000	259,375
9.875% Sec. Nts., Series B, 5/1/07	500,000	518,750
Pioneer Americas Acquisition Corp., 9.25% Sr. Nts., 6/15/07(5)(6)(8)	400,000	98,000
Polymer Group, Inc.: 8.75% Sr. Sub. Nts., 3/1/08	500,000	187,500
9% Sr. Unsec. Sub. Nts., Series B, 7/1/07	500,000	197,500
Sterling Chemicals, Inc.: 11.75% Sr. Unsec. Sub. Nts., 8/15/06	200,000	41,000
12.375% Sr. Sec. Nts., Series B, 7/15/06	750,000	596,250 2,605,125
Consumer Non-Durables—1.0%
AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08	600,000	540,000
Boyds Collection Ltd. (The), 9% Sr. Unsec. Sub. Nts., Series B, 5/15/08	293,000	280,547
Consoltex Group, Inc., 11% Sr. Sub. Nts., Series B, 10/1/03(5)	370,000	94,350
Globe Manufacturing Corp., 10% Sr. Unsec. Sub. Nts., Series B, 8/1/08(5)(6)(8)	400,000	—
Holmes Products Corp., 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07	400,000	155,000
Levi Strauss & Co., 11.625% Sr. Unsec. Nts., 1/15/08	500,000	502,500
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06	600,000	438,000
Salton, Inc., 10.75% Sr. Unsec. Sub. Nts., 12/15/05	400,000	388,500
Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08(6)(8)	400,000	3,000 2,401,897
Energy—3.1%
Chesapeake Energy Corp.: 8.125% Sr. Nts., 4/1/11(7)	850,000	829,812
9.625% Sr. Unsec. Nts., Series B, 5/1/05	550,000	601,073
Denbury Management, Inc., 9% Sr. Sub. Nts., 3/1/08	400,000	388,000
Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09	600,000	630,000
Gothic Production Corp., 11.125% Sr. Sec. Nts., Series B, 5/1/05	900,000	1,002,843
Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08(5)	380,000	229,900
5

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Corporate Bonds and Notes (Continued)
Energy (Continued)
Nuevo Energy Co., 9.375% Sr. Unsec. Sub. Nts., Series B, 10/1/10	$ 300,000	$ 298,500
P&L Coal Holdings Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	600,000	633,000
Pogo Producing Co., 8.75% Sr. Sub. Nts., Series B, 5/15/07	790,000	811,725
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08	600,000	471,000
SESI LLC, 8.875% Sr. Unsec. Nts., 5/15/11(7)	500,000	506,875
Statia Terminals International NV/Statia Terminals (Canada), Inc., 11.75% First Mtg. Nts., Series B, 11/15/03(5)	200,000	206,500
Stone Energy Corp., 8.75% Sr. Sub. Nts., 9/15/07	535,000	552,387
Universal Compression Holdings, Inc., 0%/9.875% Sr. Disc. Nts., 2/15/08(9)	700,000	605,500 7,767,115
Financial—1.4%
Alpha Wind 2000-A Ltd. Nts.: 9.93%, 5/23/01(5)(10)	250,000	250,312
12.37%, 5/23/01(5)(10)	400,000	400,500
AmeriCredit Corp., 9.875% Gtd. Sr. Nts., 4/15/06	300,000	301,500
AMRESCO, Inc., 9.875% Sr. Sub. Nts., Series 98-A, 3/15/05	400,000	217,000
General Motors Acceptance Corp., 6.875% Nts., Series EC, 9/9/04GBP	245,000	356,842
KfW International Finance, Inc., 1.75% Bonds, 3/23/10(11)JPY	70,000,000	599,914
LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07(5)	250,000	281,250
Meristar Hospitality Corp., 9.125% Sr. Nts., 1/15/11(7)	400,000	410,000
Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08	700,000	661,500 3,478,818
Food & Drug—0.6%
Family Restaurants, Inc., 9.75% Sr. Nts., 2/1/02(5)(6)(8)	300,000	29,625
Fleming Cos., Inc.: 10.125% Sr. Nts., 4/1/08(7)	200,000	209,500
10.625% Sr. Sub. Nts., Series B, 7/31/07	400,000	411,000
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07	775,000	744,000 1,394,125
Food/Tobacco—0.6%
Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08	300,000	255,000
Del Monte Foods Co., 0%/12.50% Sr. Disc. Nts., Series B, 12/15/07(9)	327,000	318,007
Packaged Ice, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/1/05(5)	650,000	568,750
SmithField Foods, Inc., 7.625% Sr. Unsec. Sub. Nts., 2/15/08	400,000	391,000 1,532,757
6

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Forest Products/Containers—1.4%
Ball Corp.: 7.75% Sr. Unsec. Nts., 8/1/06	$ 300,000	$ 305,625
8.25% Sr. Unsec. Sub. Nts., 8/1/08	400,000	408,000
Gaylord Container Corp., 9.75% Sr. Unsec. Nts., Series B, 6/15/07	300,000	204,000
Packaging Corp. of America, 9.625% Sr. Unsec. Sub. Nts., 4/1/09	300,000	324,000
Riverwood International Corp.: 10.25% Sr. Nts., 4/1/06	600,000	615,000
10.875% Sr. Sub. Nts., 4/1/08	400,000	386,000
SD Warren Co., 14% Unsec. Nts., 12/15/06(4)(5)	556,199	603,476
Stone Container Corp.: 9.25% Sr. Nts., 2/1/08(7)	250,000	258,750
9.75% Sr. Nts., 2/1/11(7)	400,000	416,500 3,521,351
Gaming/Leisure—2.2%		;
Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995(5)(6)(8)	5,500	—
Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07	435,000	416,512
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07	700,000	733,250
Mandalay Resort Group, 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07	750,000	791,250
Meristar Hospitality Corp., 9.125% Sr. Nts., 1/15/08(7)	200,000	202,000
MGM Mirage, 8.375% Sr. Unsec. Sub. Nts., 2/1/11	800,000	811,000
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub. Nts., 1/1/09	500,000	518,750
Premier Parks, Inc.: 0%/10% Sr. Disc. Nts., 4/1/08(9)	500,000	417,500
9.25% Sr. Nts., 4/1/06	300,000	307,500
Six Flags Entertainment Corp., 8.875% Sr. Nts., 4/1/06	440,000	451,000
Station Casinos, Inc.: 9.75% Sr. Sub. Nts., 4/15/07	300,000	309,750
10.125% Sr. Sub. Nts., 3/15/06	110,000	114,538
Venetian Casino Resort LLC/Las Vegas Sands, Inc., 12.25% Mtg. Nts., 11/15/04	300,000	321,000 5,394,050
Healthcare—1.8%
DaVita, Inc., 9.25% Sr. Unsec. Sub. Nts., 4/15/11(7)	500,000	518,750
Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08	600,000	583,500
ICN Pharmaceuticals, Inc., 9.75% Sr. Nts., 11/15/08(7)	415,000	418,631
Magellan Health Services, Inc., 9% Sr. Sub. Nts., 2/15/08	550,000	518,375
Tenet Healthcare Corp.: 8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08	250,000	260,625
8.625% Sr. Sub. Nts., 1/15/07	750,000	787,500
Triad Hospitals, Inc., 8.75% Sr. Nts., 5/1/09(7)	1,500,000	1,537,500 4,624,881
7

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Corporate Bonds and Notes (Continued)
Housing—0.7%
D.R. Horton, Inc., 9.75% Sr. Sub. Nts., 9/15/10	$ 625,000	$ 643,750
KB Home, 9.50% Sr. Unsec. Sub. Nts., 2/15/11	500,000	501,250
Nortek, Inc.: 9.125% Sr. Unsec. Nts., Series B, 9/1/07	420,000	409,500
9.25% Sr. Nts., Series B, 3/15/07	300,000	294,750 1,849,250
Information Technology—0.7%
Amkor Technology, Inc., 9.25% Sr. Nts., 2/15/08(7)	500,000	477,500
Fairchild Semiconductor Corp.: 10.375% Sr. Unsec. Nts., 10/1/07	500,000	492,500
10.50% Sr. Sub. Nts., 2/1/09(7)	350,000	346,500
Fisher Scientific International, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/08	185,000	186,850
Flextronics International Ltd., 9.875% Sr. Unsec. Sub. Nts., 7/1/10	300,000	300,000 1,803,350
Manufacturing—1.8%
Actuant Corp., 13% Sr. Sub. Nts., 5/1/09	300,000	301,500
Agco Corp., 9.50% Sr. Unsec. Nts., 5/1/08(7)	500,000	500,000
Blount, Inc., 13% Sr. Sub. Nts., 8/1/09	400,000	218,000
Burke Industries, Inc., 10% Sr. Sub. Nts., 8/15/07	700,000	143,500
Eagle-Picher Industries, Inc., 9.375% Sr. Unsec. Sub. Nts., 3/1/08	350,000	169,750
Grove Worldwide LLC, 9.25% Sr. Sub. Nts., 5/1/08	700,000	44,625
Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07	600,000	474,000
Insilco Corp., 12% Sr. Sub. Nts., 8/15/07	800,000	682,000
International Wire Group, Inc., 11.75% Sr. Sub. Nts., Series B, 6/1/05	700,000	703,500
Moll Industries, Inc., 10.50% Sr. Unsec. Sub. Nts., 7/1/08(5)	280,000	99,400
Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07	500,000	453,125
Terex Corp., 8.875% Sr. Unsec. Sub. Nts., 4/1/08	300,000	285,000
Unifrax Investment Corp., 10.50% Sr. Nts., 11/1/03	525,000	475,125 4,549,525
Media/Entertainment: Broadcasting—1.1%
Chancellor Media Corp., 8.75% Sr. Unsec. Sub. Nts., Series B, 6/15/07	700,000	731,500
Cumulus Media, Inc., 10.375% Sr. Unsec. Sub. Nts., 7/1/08	500,000	470,000
Emmis Communications Corp., 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09	600,000	579,000
Radio One, Inc., 12% Sr. Sub. Nts., Series B, 5/15/04	700,000	745,500
Spanish Broadcasting System, Inc., 9.625% Sr. Sub. Nts., 11/1/09	300,000	268,500
Young Broadcasting, Inc., 8.75% Sr. Sub. Debs., 6/15/07	100,000	93,000 2,887,500
8

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Media/Entertainment: Cable/Wireless Video—2.5%
Adelphia Communications Corp.: 8.125% Sr. Nts., Series B, 7/15/03	$ 250,000	$ 244,375
8.375% Sr. Nts., Series B, 2/1/08	100,000	93,250
9.875% Sr. Nts., Series B, 3/1/07	565,000	573,475
10.875% Sr. Unsec. Nts., 10/1/10	500,000	530,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.: 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11(9)	850,000	609,875
10.75% Sr. Unsec. Nts., 10/1/09	1,500,000	1,627,500
11.125% Sr. Unsec. Nts., 1/15/11	400,000	434,500
Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10	300,000	115,500
EchoStar Broadband Corp., 10.375% Sr. Unsec. Nts., 10/1/07	750,000	778,125
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09	500,000	513,750
Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Nts., 1/15/13(7)	500,000	490,000
United International Holdings, Inc., 0%/10.75% Sr. Disc. Nts., Series B, 2/15/08(9)	600,000	297,000 6,307,350
Media/Entertainment: Diversified Media—0.5%
AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11	500,000	422,500
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07	500,000	516,250
WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp., 12.75% Sr. Sub. Nts., 11/15/09	500,000	442,500 1,381,250
Media/Entertainment: Telecommunications—3.1%
Allegiance Telecom, Inc., 0%/11.75% Sr. Unsec. Disc. Nts., Series B, 2/15/08(9)	200,000	127,000
COLO.com, Inc., 13.875% Sr. Nts., 3/15/10(7)	300,000	49,500
Concentric Network Corp., 12.75% Sr. Unsec. Nts., 12/15/07	495,000	277,200
Covad Communications Group, Inc., 0%/13.50% Sr. Disc. Nts., 3/15/08(9)	300,000	13,500
Equinix, Inc., 13% Sr. Unsec. Nts., 12/1/07	400,000	258,000
Exodus Communications, Inc.: 11.25% Sr. Nts., 7/1/08	500,000	390,000
11.625% Sr. Nts., 7/15/10	300,000	238,500
Focal Communications Corp., 11.875% Sr. Unsec. Nts., Series B, 1/15/10	400,000	202,000
Global Crossing Holdings Ltd., 8.70% Sr. Nts., 8/1/07(7)	400,000	369,000
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10	400,000	124,000
Horizon PCS, Inc., 0%/14% Sr. Unsec. Sub. Nts., 10/1/10(7)(9)	1,000,000	395,000
Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts., Series B, 3/1/09(9)	500,000	332,500
KMC Telecom Holdings, Inc., 0%/12.50% Sr. Unsec. Disc. Nts., 2/15/08(9)	900,000	58,500
9

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Corporate Bonds and Notes (Continued)
Media/Entertainment: Telecommunications (Continued)
Level 3 Communications, Inc.: 0%/10.50% Sr. Disc. Nts., 12/1/08(9)	$ 250,000	$ 108,750
9.125% Sr. Unsec. Nts., 5/1/08	500,000	325,000
11% Sr. Unsec. Nts., 3/15/08	250,000	173,125
11.25% Sr. Unsec. Nts., 3/15/10	250,000	171,250
McLeodUSA, Inc.: 8.125% Sr. Unsec. Nts., 2/15/09	600,000	463,500
11.375% Sr. Nts., 1/1/09	200,000	175,000
Metromedia Fiber Network, Inc.: 10% Sr. Nts., 12/15/09	250,000	163,125
10% Sr. Unsec. Nts., Series B, 11/15/08	600,000	391,500
MGC Communications, Inc./Mpower Holding Corp., 13% Sr. Unsec. Nts., 4/1/10	600,000	159,000
NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10(6)(8)	300,000	6,000
Ntelos, Inc., 13% Sr. Nts., 8/15/10(5)	500,000	357,500
OpTel, Inc., 13% Sr. Nts., Series B, 2/15/05(5)(6)(8)	250,000	121,250
PSINet, Inc.: 10.50% Sr. Unsec. Nts., Series EUR, 12/1/06EUR	500,000	31,031
11% Sr. Nts., 8/1/09	600,000	42,000
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10	250,000	83,750
Rhythms NetConnections, Inc., 14% Sr. Unsec. Nts., Series B, 2/15/10	400,000	30,000
Teligent, Inc., 11.50% Sr. Nts., 12/1/07	200,000	1,000
Time Warner Telecom LLC/Time Warner Telecom, Inc., 9.75% Sr. Nts., 7/15/08	500,000	493,750
Time Warner Telecom, Inc., 10.125% Sr. Unsec. Nts., 2/1/11	600,000	600,000
Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08(8)	195,000	24,375
WAM!NET, Inc., 0%/13.25% Sr. Unsec. Disc. Nts., Series B, 3/1/05(9)	750,000	86,250
Williams Communications Group, Inc.: 10.875% Sr. Unsec. Nts., 10/1/09	500,000	222,500
11.875% Sr. Unsec. Nts., 8/1/10	1,000,000	465,000
XO Communications, Inc.: 9% Sr. Unsec. Nts., 3/15/08	250,000	118,750
9.625% Sr. Nts., 10/1/07	100,000	49,500
10.75% Sr. Unsec. Nts., 11/15/08	200,000	100,000 7,797,606
Media/Entertainment: Wireless Communications—5.1%
Alamosa Delaware, Inc., 12.50% Sr. Nts., 2/1/11(7)	200,000	197,500
American Cellular Corp., 9.50% Sr. Unsec. Sub. Nts., 10/15/09(7)	400,000	391,000
American Tower Corp., 9.375% Sr. Nts., 2/1/09(7)	750,000	751,875
CellNet Data Systems, Inc., 0%/14% Sr. Unsec. Disc. Nts., 10/1/07(5)(8)(9)	554,000	3,463
10

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Media/Entertainment: Wireless Communications (Continued)
Crown Castle International Corp.:
0%/10.375% Sr. Disc. Nts., 5/15/11(9)	$ 550,000	$ 404,250
0%/10.625% Sr. Unsec. Disc. Nts., 11/15/07(9)	800,000	688,000
10.75% Sr. Nts., 8/1/11	450,000	482,625
Leap Wireless International, Inc., 12.50% Sr. Nts., 4/15/10	400,000	258,000
Loral Space & Communications Ltd., 9.50% Sr. Nts., 1/15/06	250,000	138,750
Millicom International Cellular SA, 0%/13.50% Sr. Disc. Nts., 6/1/06(5)(9)	205,000	171,175
Nextel Communications, Inc., 0%/9.75% Sr. Disc. Nts., 10/31/07(9)	250,000	172,500
Omnipoint Corp., 11.50% Sr. Nts., 9/15/09(7)	200,000	227,000
ORBCOMM Global LP/ORBCOMM Capital Corp., 14% Sr. Nts., 8/15/04(5)(6)(8)	175,000	3,063
Orion Network Systems, Inc., 0%/12.50% Sr. Disc. Nts., 1/15/07(9)	1,150,000	327,750
Pinnacle Holdings, Inc., 0%/10% Sr. Unsec. Disc. Nts., 3/15/08(9)	700,000	427,000
Rural Cellular Corp., 9.625% Sr. Sub. Nts., Series B, 5/15/08	700,000	640,500
SBA Communications Corp.:
0%/12% Sr. Unsec. Disc. Nts., 3/1/08(9)	1,300,000	1,098,500
10.25% Sr. Nts., 2/1/09(7)	1,200,000	1,194,000
Spectrasite Holdings, Inc., 0%/12% Sr. Disc. Nts., 7/15/08(9)	600,000	369,000
TeleCorp PCS, Inc.:
0%/11.625% Sr. Unsec. Sub. Disc. Nts., 4/15/09(9)	200,000	129,000
10.625% Sr. Unsec. Sub. Nts., 7/15/10	800,000	764,000
Tritel PCS, Inc.:
0%/12.75% Sr. Unsec. Sub. Disc. Nts., 5/15/09(9)	400,000	258,000
10.375% Sr. Sub. Nts., 1/15/11(7)	500,000	467,500
Triton PCS, Inc.:
0%/11% Sr. Unsec. Sub. Disc. Nts., 5/1/08(9)	250,000	197,500
9.375% Sr. Sub. Nts., 2/1/11(7)	500,000	483,750
US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09(9)	900,000	463,500
VoiceStream Wireless Corp., 10.375% Sr. Unsec. Nts., 11/15/09	1,706,000	1,953,370 12,662,571
Metals/Minerals—1.0%
AK Steel Corp.:
7.875% Sr. Unsec. Nts., 2/15/09	500,000	478,750
9.125% Sr. Nts., 12/15/06	250,000	256,250
Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08(7)	400,000	422,000
Great Lakes Carbon Corp., 10.25% Sr. Sub. Nts., Series B, 5/15/08(5)	800,000	484,000
Kaiser Aluminum & Chemical Corp., 12.75% Sr. Sub. Nts., 2/1/03	500,000	457,500
Metallurg Holdings, Inc., 0%/12.75% Sr. Disc. Nts., 7/15/08(5)(9)	500,000	177,500
Metallurg, Inc., 11% Sr. Nts., 12/1/07(5)	200,000	181,000
National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09	250,000	101,250 2,558,250
11

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Corporate Bonds and Notes (Continued)
Retail—0.6%
Amazon.com, Inc., 0%/10% Sr. Unsec. Disc. Nts., 5/1/08(9)	$ 500,000	$ 302,500
Finlay Enterprises, Inc., 9% Debs., 5/1/08	500,000	463,125
Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08	300,000	280,875
United Rentals, Inc., 10.75% Sr. Unsec. Nts., 4/15/08(7)	500,000	505,625 1,552,125
Service—2.0%
Allied Waste North America, Inc.:
7.875% Sr. Unsec. Nts., Series B, 1/1/09	200,000	197,500
8.875% Sr. Sec. Nts., 4/1/08(7)	800,000	832,000
10% Sr. Unsec. Sub. Nts., Series B, 8/1/09	1,000,000	1,038,750
AP Holdings, Inc., 0%/11.25% Sr. Disc. Nts., 3/15/08(9)	150,000	11,438
Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08(5)	400,000	182,000
Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06	600,000	270,000
Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07	200,000	149,500
Dyncorp, Inc., 9.50% Sr. Sub. Nts., 3/1/07	600,000	559,500
Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08	610,000	613,813
Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09	250,000	242,500
Protection One, Inc./Protection One Alarm Monitoring Inc., 7.375% Sr. Unsec. Nts., 8/15/05	600,000	453,000
Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09(5)(6)(8)	50,000	5
United Rentals, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09	500,000	433,750 4,983,756
Transportation—1.7%		;
America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05	1,000,000	978,750
Amtran, Inc., 10.50% Sr. Nts., 8/1/04(5)	1,450,000	1,221,625
Atlas Air, Inc.:
9.25% Sr. Nts., 4/15/08	200,000	191,000
9.375% Sr. Unsec. Nts., 11/15/06	300,000	289,500
Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07(7)	750,000	386,250
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts., Series D, 6/15/07(5)	400,000	238,000
Sea Containers Ltd., 7.875% Sr. Nts., 2/15/08	500,000	317,500
Trans World Airlines, Inc., 11.50% Sr. Sec. Nts., 12/15/04(8)	600,000	603,750 4,226,375
Utility—1.0%
Azurix Corp., 10.75% Sr. Unsec. Nts., Series B, 2/15/10	200,000	204,000
Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09	500,000	453,125
CMS Energy Corp., 9.875% Sr. Unsec. Nts., 10/15/07	800,000	848,170
12

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Utility (Continued)
El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11	$ 470,000	$ 509,791
ESI Tractebel Acquisition Corp., 7.99% Sec. Bonds, Series B, 12/30/11	500,000	488,806 2,503,892 89,055,419
Loan Participations—0.7%
Shoshone Partners Loan Trust Sr. Nts., 7.318%, 4/28/02 (representing a basket of reference loans and a total return swap between
Chase Manhattan Bank and the Trust)(5)(10)	2,500,000	1,750,992
Total Corporate Sector (Cost $106,513,247)		91,071,626
International Sector—26.0%
Corporate Bonds and Notes—7.1%
Energy—0.4%
Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08	1,200,000	1,038,000
Financial—1.4%
Development Bank of Japan (The), 1.75% Unsec. Nts., 6/21/10(11)JPY	84,000,000	711,690
Eurofima, 7.50% Sr. Unsec. Unsub. Nts., 11/4/02DEM	770,000	361,169
European Investment Bank, 3% Eligible Interest Nts., 9/20/06JPY	74,000,000	677,013
Gold Eagle Capital Ltd., 10.337% Sec. Nts., 4/7/02(5)(10)	500,000	499,650
Inter-American Development Bank, 1.90% Unsec. Bonds, 7/8/09(11)JPY	69,000,000	599,404
Oesterreichische Kontrollbank AG, 1.80% Unsec. Nts., 3/22/10(11)JPY	70,000,000	602,073 3,450,999
Food/Tobacco—0.5%
Sparkling Spring Water Group Ltd., 11.50% Sr. Sec. Sub. Nts., 11/15/07	565,000	438,581
United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11(7)GBP	500,000	752,958 1,191,539
Forest Products/Containers—0.2%
Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04	750,000	405,000
Gaming/Leisure—0.3%
Intrawest Corp., 9.75% Sr. Nts., 8/15/08	800,000	808,000
Information Technology—0.1%
Seagate Technology International, Inc., 12.50% Sr. Unsec. Sub. Nts., 11/15/07(7)	200,000	196,080
Media/Entertainment: Cable/Wireless Video—2.3%
Diamond Cable Communications plc, 11.75% Sr. Disc. Nts., 12/15/05	1,600,000	1,424,000
Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08	200,000	150,000
13

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Corporate Bonds and Notes (Continued)
Media/Entertainment: Cable/Wireless Video (Continued)
NTL Communications Corp.:
0%/11.50% Sr. Nts., 11/15/09(9)EUR	$ 750,000	$ 305,877
0%/12.375% Sr. Unsec. Nts., Series B, 10/1/08(9)	200,000	106,000
9.875% Sr. Unsec. Nts., Series B, 11/15/09EUR	500,000	351,315
11.50% Sr. Unsec. Nts., Series B, 10/1/08	500,000	425,000
NTL, Inc., 10% Sr. Nts., Series B, 2/15/07	250,000	206,250
Telewest Communications plc:
0%/9.25% Sr. Disc. Nts., 4/15/09(9)	250,000	141,875
0%/9.875% Sr. Disc. Nts., 4/15/09(9)GBP	450,000	342,855
11% Sr. Disc. Debs., 10/1/07	500,000	483,750
11.25% Sr. Nts., 11/1/08	1,035,000	1,035,000
United Pan-Europe Communications NV:
0%/13.75% Sr. Unsec. Disc. Nts., Series B, 2/1/10(9)	1,000,000	330,000
10.875% Sr. Nts., 8/1/09EUR	750,000	437,537 5,739,459
Media/Entertainment: Diversified Media—0.5%
Imax Corp., 7.875% Sr. Nts., 12/1/05	700,000	413,000
IPC Magazines Group plc, 0%/10.75% Bonds, 3/15/08(9)GBP	800,000	723,985 1,136,985
Media/Entertainment: Telecommunications—1.0%
360networks, Inc.:
12% Sr. Unsec. Sub. Nts., 8/1/09	200,000	27,000
13% Sr. Unsec. Nts., 5/1/08EUR	600,000	58,516
COLT Telecom Group plc, 0%/12% Sr. Unsec. Disc. Nts., 12/15/06(5)(9)	800,000	796,000
FLAG Telecom Holdings Ltd.:
11.625% Sr. Nts., 3/30/10EUR	200,00 0	136,536
11.625% Sr. Unsec. Nts., 3/30/10	200,000	158,000
Global TeleSystems, Inc., 10.50% Sr. Unsec. Bonds, 12/1/06EUR	500,000	128,557
Jazztel plc, 13.25% Sr. Unsec. Nts., 12/15/09EUR	750,000	362,398
KPNQwest BV, 8.875% Sr. Nts., 2/1/08(5).	500,000	394,537
RSL Communications plc:
10.50% Sr. Unsec. Nts., 11/5/08(8)	500,000	12,500
12.875% Sr. Unsec. Nts., 3/1/10(6)(8)	1,000,000	21,250
Tele1 Europe BV, 11.875% Sr. Nts., 12/1/09EUR	200,000	147,176
Versatel Telecom International NV, 11.25% Sr. Nts., 3/30/10EUR	400,000	157,815 2,400,285
14

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Media/Entertainment: Wireless Communications—0.1%
Microcell Telecommunications, Inc., 0%/12% Sr. Unsec. Disc. Nts., 6/1/09(9)	$ 750,000	$ 363,750
Transportation—0.0%
Pacific & Atlantic Holdings, Inc., 10.50% Sec. Nts., 12/31/07(5)	128,590	68,796
Utility—0.3%
AES Drax Energy Ltd., 11.50% Sr. Sec. Sub. Nts., 8/30/10(7)	600,000	660,000 17,458,893
	Shares
Preferred Stocks—0.0%
Pacific & Atlantic Holdings, Inc., 7.50% Cum. Cv., Series A(4)(5)(6)	7,031	49,217
Common Stocks—0.2%
COLT Telecom Group plc, ADR(6)	7,020	382,590

	Units
Rights, Warrants and Certificates—0.0%
Mexico Value Rts., Exp. 6/30/03	28,538	345
Microcell Telecommunications, Inc. Wts., Exp. 6/1/06(7)	2,800	51,100
Telus Corp. Wts., Exp. 9/15/05	538	10,211 61,656

	Principal Amount
Structured Instruments—0.1%
ING Barings LLC, Zero Coupon Russian Equity Linked Nts., 4/19/02	$ 3,400	211,514

	Date	Strike	Contracts
Options Purchased—0.0% United Mexican States Bonds, 11.50%, 5/15/26 Call (5)	5/14/01	125.50%	610	637
	Principal Amount
Foreign Government Obligations—18.5%
Argentina—0.0%
Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas, Series PBA1, 2.766%, 4/1/07(10) ARP	123,980	71,537
Austria—1.0%
Austria (Republic of) Unsub. Nts., 5.25%, 1/4/11EUR	2,800,000	2,482,480
15

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Foreign Government Obligations (Continued)
Belgium—0.1%
Belgium (Kingdom of) Bonds, Series 34, 4.75%, 9/28/05EUR	300,000	$ 263,746
Brazil—1.7%
Brazil (Federal Republic of) Bonds, 8.875%, 4/15/24	1,964,000	1,310,970
Brazil (Federal Republic of) Debt Capitalization Bonds, Series 20 yr., 8%, 4/15/14	2,920,904	2,205,283
Brazil (Federal Republic of) Eligible Interest Bonds, 7.375%, 4/15/06(10)	249,600	221,832
Brazil (Federal Republic of) Unsec. Unsub. Bonds, 11%, 8/17/40	75,400	57,229
Brazil (Federal Republic of) Unsub. Bonds, 14.50%, 10/15/09	540,000	571,050 4,366,364
Canada—0.3%
Canada (Government of) Nts., 0.70%, 3/20/06JPY	84,000,000	687,993
Colombia—0.3%
Colombia (Republic of) Unsec. Unsub. Bonds, 11.75%, 2/25/20	263,000	238,672
Financiera Energetica Nacional SA Nts., 9.375%, 6/15/06	570,000	520,125 758,797
France—2.6%
France (Government of) Bonds, Obligations Assimilables du Tresor: 5.50%, 4/25/07EUR	1,750,000	1,605,854
5.50%, 10/25/10EUR	5,395,000	4,892,742 6,498,596
Germany—0.7%
Germany (Republic of) Bonds:
5.25%, 1/4/11EUR	1,220,000	1,100,797
Series 95, 6.50%, 10/14/05EUR	799	757
Series 98, 5.25%, 1/4/08EUR	730,000	660,551 1,762,105
Great Britain—1.0%
United Kingdom Treasury Bonds, 8.50%, 12/7/05GBP	1,505,000	2,439,750
Greece—0.3%
Greece (Republic of) Bonds, 8.60%, 3/26/08EUR	608,070	638,803
Hungary—0.5%
Hungary (Government of) Bonds:
Series 01/F, 15%, 7/24/01HUF	3,530,000	11,810
Series 01/H, 13.50%, 6/12/01HUF	395,600,000	1,315,513 1,327,323
16

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Ivory Coast—0.0%
Ivory Coast (Government of) Past Due Interest Bonds, Series F, 1.90%, 3/29/18(6)(8)FRF	4,569,500	$ 96,503
Japan—0.5%
Japan (Government of) 10 yr. Bonds, Series 225B, 1.90%, 12/20/10(11)JPY	146,400,000	1,254,192
Mexico—3.0%
United Mexican States Bonds:
11.375%, 9/15/16	545,000	639,012
11.50%, 5/15/26(12)	520,000	631,800
Bonos de Desarrollo, 14.50%, 5/12/05(10)MXN	6,691,030	716,784
United Mexican States Collateralized Par Bonds:
Series A, 6.25%, 12/31/19	585,000	511,875
Series B, 6.25%, 12/31/19	335,000	293,125
United Mexican States Nts.:
8.125%, 12/30/19	1,315,000	1,201,253
8.375%, 1/14/11	2,440,000	2,426,580
Series A, 9.875%, 2/1/10	940,000	1,014,260 7,434,689
New Zealand—0.4%
New Zealand (Government of) Bonds, Series 403, 5.50%, 4/15/03NZD	2,710,000	1,112,663

Norway—0.6%
Norway (Government of) Bonds, 5.50%, 5/15/09NOK	13,550,000	1,405,031

Philippines—0.3%
Philippines (Republic of) Nts., 10.625%, 3/16/25	550,000	459,250
Philippines (Republic of) Unsec. Bonds, 9.875%, 1/15/19	290,000	233,450 692,700
Portugal—0.1%
Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub. Nts.,
5.85%, 5/20/10EUR	305,000	279,249

Russia—3.2%
Russian Federation Sr. Unsec. Unsub. Nts., 11.75%, 6/10/03	300,000	299,505
Russian Federation Unsec. Unsub. Nts.:
8.25%, 3/31/10	110,731	76,681
8.75%, 7/24/05	1,049,000	881,160
10%, 6/26/07	1,490,000	1,197,588
12.75%, 6/24/28	2,294,000	2,059,295
Russian Federation Unsub. Bonds, 8.25%, 3/31/10	1,655,000	1,130,075
Russian Federation Unsub. Nts., 5%, 3/31/30(10)	5,463,750	2,288,355 7,932,659
17

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Foreign Government Obligations (Continued)
South Africa—0.4%
South Africa (Republic of) Bonds, Series 153, 13%, 8/31/10zar	7,860,000	$ 1,032,013

Spain—0.3%
Spain (Kingdom of) Gtd. Bonds, Bonos y Obligacion del Estado, 5.15%, 7/30/09EUR	815,000	717,673
Turkey—0.5%
Turkey (Republic of) Bonds, 11.75%, 6/15/10	630,000	543,375
Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30	475,000	390,688
Turkey (Republic of) Sr. Unsub. Bonds, 12.375%, 6/15/09	380,000	340,575 1,274,638
Venezuela—0.7%
Venezuela (Republic of) Bonds, 9.25%, 9/15/27	2,335,000	1,622,825
Venezuela (Republic of) Debs., Series DL, 7.375%, 12/18/07(10)	193,33 1	163,848 1,786,673 46,316,177
Loan Participations—0.1%
Algeria (Republic of) Trust III Nts., Tranche 3, 1.125%, 3/4/10(5)(10)JPY	25,080,631	144,401

Total International Sector (Cost $71,193,693)		64,625,085
Asset-Backed Sector—20.1%
Asset-Backed Securities—0.8%
Asset-Backed Securities Corp., Long Beach Home Equity Loan Trust Pass-Through Certificates, Series 2000-LB1, Cl. M2F, 8.70%, 3/21/29	1,000,000	1,032,812
Principal Residential Mortgage Capital Resources Trust, Collateralized Mtg. Obligations, Real Estate Mtg. Investment Conduit, Series 2000-1, Cl. A, 6.70%, 6/20/05(5)(10)	1,000,000	1,001,563 2,034,375
Government Agency—15.4%
FHLMC/FNMA/Sponsored—14.9%
Federal Home Loan Mortgage Corp., 12%, 5/1/10–6/1/15	638,241	721,763
Federal Home Loan Mortgage Corp., Collateralized Mtg. Obligations, Gtd. Multiclass Mtg. Participation Certificates, Series 1331, Cl. Z, 8%, 4/15/07	2,287,352	2,352,382
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2054, Cl. TE, 6.25%, 4/15/24	534,000	529,327
18

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
FHLMC/FNMA/Sponsored (Continued)
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 194, Cl. IO, 7.57%, 4/1/28(13)	$ 1,621,560	$ 406,404
Series 197, Cl. IO, 8.06%, 4/1/28(13)	4,056,887	1,045,282
Series 199, Cl. IO, 18.05%, 8/1/28(13)	11,156,593	2,904,201
Series 202, Cl. IO, 7.54%, 4/1/29(13)	1,872,764	481,652
Federal National Mortgage Assn.:
6%, 5/25/31(11)	3,500,000	3,376,415
6.50%, 1/1/29(1)	10,100,702	10,017,776
7%, 9/25/29–12/25/29	2,806,287	2,831,490
7.50%, 6/1/10–9/1/29	11,356,833	11,600,067
11%, 7/1/16	276,265	308,818
13%, 6/1/15	519,749	608,741 37,184,318
GNMA/Guaranteed—0.5%
Government National Mortgage Assn.:
7%, 1/15/28	660,139	667,916
7.75%, 7/20/27	176,357	180,216
11%, 10/20/19	166,956	184,050
12%, 11/20/13–9/20/15	158,172	177,278 1,209,460
Private—3.9%
Commercial—2.9%
Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates, Series 1995-MD4, Cl. A5, 7.384%, 8/13/29	1,500,000	1,477,266
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 11.29%, 6/22/24(5)(13)	10,185,873	353,322
Commercial Mortgage Acceptance Corp., Interest-Only Stripped Mtg.-Backed Security, Series 1996-C1, Cl. X-2, 9.59%, 12/25/20(5) (13)	6,175,061	5,789
First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates, Series 1997-CHL1, Cl. C, 8.125%, 7/25/06(5) (10)	800,000	771,000
First Union-Lehman Brothers Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 1997-C2, Cl. F, 7.50%, 9/18/15	600,000	482,625
GMAC Commercial Mortgage Securities, Inc., Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 1997-C1, Cl. X, 7.59%, 7/15/27(13)	3,190,547	229,321
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates, Series PRU-HTG 2000-C1, Cl. A2, 7.306%, 10/6/15	3,700,000	3,854,937 7,174,260
19

Statement of Investments (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

	Principal Amount	Market Value See Note 1
Private (Continued)
Residential—1.0%
Amortizing Residential Collateral Trust, Home Equity Mtg. Pass-Through Certificates, Trust 2001-1, Cl. NIM, 7.50%, 7/25/30(5)	$ 1,811,686	$ 1,784,511
Salomon Brothers Mortgage Securities VII, Commercial Mtg. Pass-Through Certificates, Series 1996-B, Cl. 1, 7.136%, 4/25/26(5)	1,233,145	856,266 2,640,777
Total Asset-Backed Sector (Cost $50,065,641)		50,243,190
Money Market Sector—7.6%
Short-Term Notes—2.8%
Check Point Charlie, Inc., 4.80%, 6/14/01	3,500,000	3,479,467
Suez Finance Corp. (gtd. by Suez Lyonnais des Eaux), 4.60%, 9/19/01	3,600,000	3,535,140 7,014,607
Repurchase Agreement—4.8%
Repurchase agreement with PaineWebber, Inc., 4.54%, dated 4/30/01, to be repurchased at $12,088,524 on 5/1/01, collateralized by Federal National Mortgage Assn., 6%–8.50%, 12/1/13–2/1/31, with a value of $6,600,896 and Federal Home Loan Mortgage Corp., 6%–6.50%, 4/1/21–4/1/31, with a value of $6,435,830	12,087,000	12,087,000
Total Money Market Sector (Cost $19,101,607)		19,101,607
Total Investments, at Value (Cost $271,872,257)	99.4%	248,853,646
Other Assets Net of Liabilities	0.6	1,431,940
Net Assets	100.0%	$250,285,586
20

Statement of Investments (Unaudited) (Continued)
Oppenheimer Multi-Sector Income Trust
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:
	ARP — Argentine Peso		JPY — Japanese Yen
	DEM — German Mark		MXN — Mexican Nuevo Peso
	EUR — Euro		NOK — Norwegian Krone
	FRF — French Franc		NZD — New Zealand Dollar
	GBP — British Pound Sterling		ZAR — South African Rand
HUF — Hungarian Forint
1. Securities with an aggregate market value of $13,734,024 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.
3. Zero-coupon bond reflects the effective yield on the date of purchase.
4. Interest or dividend is paid in kind.
5. Identifies issues considered to be illiquid or restricted—See Note 9 of Notes to Financial Statements.
6. Non-income-producing security.
7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $15,673,939 or 6.26% of the Trust’s net assets as of April 30, 2001.
8. Issuer is in default.
9. Denotes a step bond: a zero-coupon bond that converts to a fixed or variable interest rate at a designated future date.
10. Represents the current interest rate for a variable or increasing rate security.
11. When-issued security to be delivered and settled after April 30, 2001.
12. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:
	Contracts Subject to Put	Expiration Date	Exercise Price	Premium Received	Market Value See Note 1

United Mexican States Bonds, 11.50%, 5/15/26 Put	610	5/14/01	122.00%	$23,546	$11,462
13. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
21

Statement of Assets and Liablities April 30, 2001 (Unaudited) Oppenheimer Multi-Sector Income Trust
ASSETS
Investments, at value (cost $271,872,257)—see accompanying statement	$248,853,646
Unrealized appreciation on foreign currency contracts	67,195
Receivables and other assets: Investments sold (including $3,196,791 sold on a when-issued basis)	6,765,725
Interest, dividends and principal paydowns	4,799,064
Daily variation on futures contracts	67,658
Other	9,823
Total assets	260,563,111
LIABILITIES Bank overdraft	40,213
Unrealized depreciation on foreign currency contracts	29,341
Unrealized depreciation on interest rate swap	6,222
Options written, at value (premiums received $23,546)—see accompanying statement	11,462
Payables and other liabilities: Investments purchased (including $5,938,568 purchased on a when-issued basis)	9,852,139
Closed foreign currency contracts	123,736
Trustees’ compensation	116,585
Management and administrative fees	6,571
Other	91,256
Total liabilities	10,277,525
NET ASSETS	$250,285,586
COMPOSITION OF NET ASSETS Par value of shares of beneficial interest	$ 291,307
Additional paid-in capital	307,565,459
Overdistributed net investment income	(968,433)
Accumulated net realized loss on investments and foreign currency transactions	(33,560,942)
Net unrealized depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(23,041,805)
NET ASSETS—applicable to 29,130,651 shares of beneficial interest outstanding	$250,285,586
NET ASSET VALUE PER SHARE	$8.59
See accompanying Notes to Financial Statements. 22

Statement of Operations For the Six Months Ended April 30, 2001 (Unaudited) Oppenheimer Multi-Sector Income Trust
INVESTMENT INCOME
Interest	$12,113,963
Dividends	388,890
Total income	12,502,853
EXPENSES Management fees	829,014
Shareholder reports	36,959
Registration and filing fees	21,455
Custodian fees and expenses	17,763
Accounting service fees	12,000
Trustees’ compensation	2,239
Other	30,800
Total expenses	950,230
Less expenses paid indirectly	(4,207)
Net expenses	946,023
NET INVESTMENT INCOME	11,556,830
REALIZED AND UNREALIZED GAIN (LOSS) Net realized gain (loss) on: Investments	(4,530,992)
Closing of futures contracts	(1,486,112)
Closing and expiration of option contracts written	89,536
Foreign currency transactions	101,244
Net realized loss	(5,826,324)
Net change in unrealized appreciation (depreciation) on: Investments	(1,966,652)
Translation of assets and liabilities denominated in foreign currencies	995,779
Net change	(970,873)
Net realized and unrealized loss	(6,797,197)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,759,633
See accompanying Notes to Financial Statements.	23

Statements of Changes in Net Assets Oppenheimer Multi-Sector Income Trust

	Six Months Ended April 30, 2001 (Unaudited)	Year Ended October 31, 2000
OPERATIONS Net investment income	$ 11,556,830	$ 25,018,327
Net realized gain (loss)	(5,826,324)	(10,854,137)
Net change in unrealized appreciation (depreciation)	(970,873)	(7,258,671)
Net increase in net assets resulting from operations	4,759,633	6,905,519
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS Dividends from net investment income	(12,227,921)	(19,768,847)
Distributions in excess of net realized gain	—	(4,688,650)
BENEFICIAL INTEREST TRANSACTIONS Proceeds from shares issued to shareholders in reinvestment of dividends	125,129	—
NET ASSETS Total decrease	(7,343,159)	(17,551,978)
Beginning of period	257,628,745	275,180,723
End of period (including overdistributed net investment income of $968,433 and $297,342, respectively	$250,285,586	$257,628,745
See accompanying Notes to Financial Statements. 24

Financial Highlights Oppenheimer Multi-Sector Income Trust

	Six Months Ended April 30, 2001 (Unaudited)	Year Ended October 31,
		2000	1999	1998	1997	1996
PER SHARE OPERATING DATA
Net asset value, beginning of period	$8.85	$9.45	$9.82	$10.61	$10.52	$10.14
Income (loss) from investment operations: Net investment income	.40	.86	.87	.79	.89	.91
Net realized and unrealized gain (loss)	(.24)	(.62)	(.43)	(.75)	.08	.37
Total income from investment operations	.16	.24	.44	.04	.97	1.28
Dividend and/or distributions to shareholders: Dividends from net investment income	(.42)	(.68)	(.81)	(.78)	(.88)	(.90)
Tax return of capital	—	(.16)	—	(.05)	—	—
Total dividends and/or distributions
to shareholders	(.42)	(.84)	(.81)	(.83)	(.88)	(.90)
Net asset value, end of period	$8.59	$8.85	$ 9.45	$ 9.82	$10.61	$10.52
Market value, end of period	$8.63	$7.88	$ 8.06	$ 9.38	$10.13	$ 9.88
TOTAL RETURN, AT MARKET VALUE(1)	14.92%	6.93%	(6.64)%	0.17%	11.40%	7.85%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$250,286	$257,629	$275,181	$285,907	$308,972	$306,181
Average net assets (in thousands)	$257,177	$269,849	$285,213	$304,773	$308,712	$298,496
Ratios to average net assets:(2) Net investment income	9.06%	9.27%	8.86%	7.56%	8.42%	8.87%
Expenses, net of indirect expenses	0.74%	0.84%	1.03%	1.01%(3)	0.99%(3)	1.04%(3)
Portfolio turnover rate	58%	104%	159%	402%	259%	225%

1. Assumes a $1,000 hypothetical purchase at the current market price on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and a sale at the current market price on the last business day of the period. Total return does not reflect sales charges or brokerage commissions.
2. Annualized for periods of less than one full year.
3. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.
See accompanying Notes to Financial Statements.						25

Notes to Financial Statements (Unaudited) Oppenheimer Multi-Sector Income Trust

1. Significant Accounting Policies

Oppenheimer Multi-Sector Income Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company. The Trust’s investment objective is to seek high current income consistent with preservation of capital. The Trust’s investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Trust’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

Structured Notes. The Trust invests in foreign-currency-linked structured notes whose market value and redemption price are linked to foreign currency exchange rates. The structured notes are leveraged, which increases the notes’ volatility relative to the principal of the security. Fluctuations in value of these securities are recorded as unrealized gains and losses	in the accompanying financial statements. As of April 30, 2001, the market value of these securities comprised 0.1% of the Trust’s net assets and resulted in unrealized gains in the current period of $13,090. The Trust also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

Securities Purchased on a When-Issued Basis. Delivery and payment for securities that have been purchased by the Trust on a when-issued basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Trust may, from time to time, purchase securities whose settlement date extends beyond six months and possibly as long as two years or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Trust maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Trust’s net asset value to the extent the Trust makes such purchases while remaining substantially fully invested. As of April 30, 2001, the Trust had entered into net outstanding when-issued or forward commitments of $2,741,777.

In connection with its ability to purchase securities on a when-issued basis, the Trust may enter into mortgage dollar-rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Trust records each dollar-roll as a sale and a new purchase transaction.
26

Notes to Financial Statements (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

Security Credit Risk. The Trust invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Trust may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of April 30, 2001, securities with an aggregate market value of $1,022,784, representing 0.41% of the Trust’s net assets, were in default.

Foreign Currency Translation. The accounting records of the Trust are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Trust’s Statement of Operations.

Repurchase Agreements. The Trust requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian’s vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.	Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders. Therefore, no federal income or excise tax provision is required.

As of October 31, 2000, the Trust had available for federal income tax purposes unused capital loss carryovers as follows:
EXPIRING
2003	$ 7,982,990
2006	1,509,541
2007	11,561,894
2008	5,450,403
Trustees’ Compensation. The Trust has adopted an unfunded retirement plan for the Trust’s independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2001, a credit of $43,508 was made for the Trust’s projected benefit obligations and payments of $13,985 were made to retired trustees, resulting in an accumulated liability of $74,120 as of April 30, 2001.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Trust. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees’ fees under the plan
27

Notes to Financial Statements (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

1. Significant Accounting Policies
(continued)

will not affect the net assets of the Trust, and will not materially affect the Trust’s assets, liabilities or net investment income per share.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Trust.

Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Trust.

Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date.	Discount on securities purchased is accreted over the life of the respective securities, in accordance with federal income tax requirements. Realized gains and losses on investments and options written and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes. Dividends-in-kind are recognized as income on the ex-dividend date, at the current market value of the underlying security. Interest on payment-in-kind debt instruments is accrued as income at the coupon rate and a market adjustment is made periodically.

The Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Trust began amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Trust did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Trust, but resulted in a $450,130 decrease to cost of securities and a corresponding $450,130 decrease in net unrealized depreciation, based on securities held as of December 31, 2000.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
28

Notes to Financial Statements (Unaudited) (Continued) Oppenheimer Multi-Sector Income Trust

2. Shares of Beneficial Interest The Trust has authorized an unlimited number of $.01 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:
Six Months Ended April 30, 2001	Year Ended October 31, 2000
	Shares	Amount	Shares	Amount
Net increase from dividends reinvested	14,583	$125,129	—	$ —

3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2001, were $144,377,365 and $140,138,753, respectively.

4. Fees and Other Transactions
    with Affiliates

Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for an annual fee of 0.65% on the Trust’s average annual net assets.

Accounting Fees. The Manager acts as the accounting agent for the Trust at an annual fee of $24,000, plus out-of-pocket costs and expenses reasonably incurred.

Transfer Agent Fees. Shareholder Financial Services, Inc. (SFSI), a wholly owned subsidiary of the Manager, is the transfer agent and registrar for the Trust. Fees paid to SFSI are based on the number of accounts and the number of shareholder transactions, plus out-of-pocket costs and expenses.	5. Foreign Currency Contracts

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Trust may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Trust include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Trust and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

The Trust may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.
29

Notes to Financial Statements (Continued) Oppenheimer Multi-Sector Income Trust

5. Foreign Currency Contracts (continued)

As of April 30, 2001, the Trust had outstanding foreign currency contracts as follows:
Contract Description	Expiration Date	Contract Amount (000s)	Valuation as of April 30, 2001	Unrealized Appreciation	Unrealized Depreciation

Contracts to Purchase
Euro (EUR)	5/23/01	3,090 EUR	$2,738,647	$ —	$ 2,832
Japanese Yen (JPY)	5/7/01	77 JPY	626	—	—
				—	2,832
Contracts to Sell
Australian Dollar (AUD)	6/15/01	2,040 AUD	1,041,472	—	15,474
British Pound Sterling (GBP)	5/21/01–6/26/01	1,320 GBP	1,886,422	3,360	1,278
EURO (EUR)	5/18/01–6/27/01	7,545 EUR	6,686,462	8,041	9,757
Japanese Yen (JPY)	5/29/01–9/17/01	489,270 JPY	3,996,912	54,711	—
New Zealand Dollar (NZD)	6/26/01	300 NZD	123,411	489	—
Norwegian Krone (NOK)	6/26/01	1,600 NOK	174,691	594	—
				67,195	26,509
Total Unrealized Appreciation and Depreciation				$67,195	$29,341
6. Futures Contracts

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date at a negotiated price. Futures contracts are traded on a commodity exchange. The Trust may buy and sell futures contracts that relate to broadly based securities indices (financial futures) or debt securities (interest rate futures) in order to gain exposure to or to seek to protect against changes in market value of stock and bonds or interest rates. The Trust may also buy or write put or call options on these futures contracts.

The Trust generally sells futures contracts to hedge against increases in interest rates and decreases in market value of portfolio securities. The Trust may also purchase futures contracts to gain exposure to changes in interest rates as it may be more efficient or cost effective than actually buying fixed income securities.	Upon entering into a futures contract, the Trust is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Trust each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Trust recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin.

Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.
30

Notes to Financial Statements (Continued) Oppenheimer Multi-Sector Income Trust

As of April 30, 2001, the Trust had outstanding futures contracts as follows:
Contract Description	Expiration Date	Number of Contracts	Valuation as of April 30, 2001	Unrealized Appreciation (Depreciation)

Contracts to Purchase
DAX Index	6/15/01	4	$ 556,785	$ 38,257
Euro-Bundesobligation	6/7/01	7	663,629	(18,246)
Euro-Schatz	6/7/01	18	1,633,064	(6,543)
New Financial Times Stock
Exchange 100 Index (The)	6/15/01	1	85,791	1,374
Nasdaq 100 Index	6/14/01	8	1,493,200	135,200
Nikkei 225 Index	6/7/01	2	143,400	5,050
United Kingdom Long Gilt	6/27/01	2	325,736	(6,610)
U.S. Long Bond	6/20/01	30	3,014,063	(145,547)
U.S. Treasury Nts., 2 yr.	6/27/01	190	39,045,000	(9,502)
(6,567)
Contracts to Sell
Crude Oil	6/20/01	45	1,298,700	(1,060)
Japan (Government of) Bonds, 10 yr.	6/11/01	1	1,126,644	(11,819)
Standard & Poor’s 500 Index	6/14/01	5	1,567,875	(77,500)
U.S. Treasury Nts., 5 yr.	6/20/01	56	5,831,000	44,641
U.S. Treasury Nts., 10 yr.	6/20/01	40	4,151,250	—
(45,738)
$(52,305)
7. Option Activity

The Trust may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

The Trust generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Trust receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation	or depreciation is recorded. The Trust will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
31

Notes to Financial Statements (Continued) Oppenheimer Multi-Sector Income Trust

7. Option Activity (continued)

The risk in writing a call option is that the Trust gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Trust may incur a loss if the market price of	the security decreases and the option is exercised. The risk in buying an option is that the Trust pays a premium whether or not the option is exercised. The Trust also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the six months ended April 30, 2001, was as follows:
	Call Options

	Number of Contracts	Amount of Premium
Options outstanding as of October 31, 2000	415	$ 4,897
Options written	1,440	28,656
Options closed or expired	(1,490)	(22,239)
Options exercised	(365)	(11,314)
Options outstanding as of April 30, 2001	—	$ —
	Put Options

	Number of Contracts	Amount of Premium
Options outstanding as of October 31, 2000	2,566,500	$ 26,692
Options written	1,517	70,162
Options closed or expired	(2,567,407)	(73,308)
Options exercised	—	—
Options outstanding as of April 30, 2001	610	$ 23,546
8. Interest Rate Swap Contract

The Trust may enter into an interest rate swap transaction to seek to maintain a total return or yield spread on a particular investment or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon notional principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a	liability to either counterparty, and is referred to as a notional principal amount. The Trust records an increase or decrease to unrealized appreciation or depreciation, in the amount due to or owed by the Trust at termination or settlement. Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Trust could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes. As of April 30, 2001, the transactions resulted in unrealized depreciation of $6,222 in the current period.
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Notes to Financial Statements (Continued) Oppenheimer Multi-Sector Income Trust

9. Illiquid or Restricted Securities

As of April 30, 2001, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The	Trust intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2001, was $16,510,583, which represents 6.60% of the Trust’s net assets, of which $1,362,426 is considered restricted. Information concerning restricted securities is as follows:
Security	Acquisition Date	Cost per Unit	Valuation per Unit as of April 30, 2001	Unrealized Appreciation
Stocks and Warrants
Aurora Foods, Inc	12/20/00	$ —	$ 2.48	$13,176
CGA Group Ltd., Series A, Vtg.	6/17/97–4/17/01	25.00	25.00	—
CGA Group Ltd. Wts., Exp. 6/16/07	6/17/97	—	0.30	9,600
SHAREHOLDER MEETING (Unaudited)

On May 4, 2001, a special shareholder meeting was held at which the five Trustees identified below were elected and the selection of KPMG LLP as the independent certified public accountants and auditors of the Trust for the fiscal year beginning November 1, 2000, was ratified (Proposal No. 1) as described in the Trust’s proxy statement for that meeting. The following is a report of the votes cast:
Nominee/Proposal	For	Withheld	Total
Trustees
Robert G. Galli	26,490,642	382,543	26,873,185
Benjamin Lipstein	26,414,422	458,763	26,873,185
Kenneth A. Randall	26,430,892	442,293	26,873,185
Edward V. Regan	26,474,619	398,566	26,873,185
Russell S. Reynolds, Jr.	26,486,507	386,678	26,873,185
	For	Against	Abstain	Total
Proposal No. 1	26,471,755	153,190	248,240	26,873,185
33

Oppenheimer Multi-Sector Income Trust
General Information Concerning the Trust
Oppenheimer Multi-Sector Income Trust (the Trust) is a closed-end diversified management investment company with a primary investment objective of seeking high current income consistent with preservation of capital. The Trust’s secondary investment objective is capital appreciation. In seeking its objectives, the Trust may invest any percentage of its assets in at least three of the following seven fixed income sectors: U.S. Government, Corporate, International, Asset-Backed, Municipal, Convertible and Money Market. Current income, preservation of capital and, secondarily, possible capital appreciation may be considerations in the allocation of assets among such sectors. The Trust can invest in a number of different kinds of “derivative investments” and can also engage in certain special investment techniques, including repurchase transactions, when-issued and delayed delivery transactions and hedging. Although, the Trust is not required to invest in any of these types of securities at all times. The investment advisor to the Trust is OppenheimerFunds, Inc. (the Manager).

The Portfolio Managers of the Trust are Arthur Steinmetz and Caleb Wong. Mr. Steinmetz is a Vice President of the Trust and a Senior Vice President of the Advisor and Mr. Wong is an Assistant Vice President of the Advisor. Messrs. Steinmetz and Wong have been the persons principally responsible for the day-to-day management of the Trust’s portfolio since February 1, 1999. Prior to February 1999, Mr. Steinmetz served as a portfolio manager and officer of other Oppenheimer funds. Mr. Wong worked on fixed income quantitative research and risk management for the Advisor since July 1996, prior to which he was enrolled in the Ph.D. program for economics at the University of	Chicago. Other members of the Advisor’s fixed income portfolio department, particularly portfolio analysts, traders and other portfolio managers, provide the Trust’s Portfolio Managers with support in managing the Trust’s portfolio.

Dividend Reinvestment and Cash Purchase Plan—Pursuant to the Trust’s Dividend Reinvestment and Cash Purchase Plan (the Plan), as to shares of the Trust (Shares) not registered in nominee name, all dividends and capital gains distributions (Distributions) declared by the Trust will be automatically reinvested in additional full and fractional Shares unless a shareholder elects to receive cash. If Shares are registered in nominee name, the shareholder should consult the nominee if the shareholder desires to participate in the Plan. Shareholders that participate in the Plan (Participants) may, at their option, make additional cash investments in Shares, semi-annually in amounts of at least $100, through payment to Shareholder Financial Services, Inc., the agent for the Plan (the Agent), accompanied by a service fee of $0.75.

Depending upon the circumstances hereinafter described, Plan Shares will be acquired by the Agent for the Participant’s account through receipt of newly issued Shares or the purchase of outstanding Shares on the open market. If the market price of Shares on the relevant date (normally the payment date) equals or exceeds their net asset value, the Agent will ask the Trust for payment of the Distribution in additional Shares at the greater of the Trust’s net asset value determined as of the date of purchase or 95% of the then-current market price. If the market price is lower than net asset value, the Distribution will be paid in cash, which the Agent will use to buy Shares on The New York Stock Exchange (the NYSE), or otherwise on the open market to the extent available. If the market price exceeds the
34

Oppenheimer Multi-Sector Income Trust
General Information Concerning the Trust (Continued)
net asset value before the Agent has completed its purchases, the average purchase price per Share paid by the Agent may exceed the net asset value, resulting in fewer Shares being acquired than if the Distribution had been paid in Shares issued by the Trust.

Participants may elect to withdraw from the Plan at any time and thereby receive cash in lieu of Shares by sending appropriate written instructions to the Agent. Elections received by the Agent will be effective only if received more than ten days prior to the record date for any Distribution; otherwise, such termination will be effective shortly after the investment of such Distribution with respect to any subsequent Distribution. Upon withdrawal from or termination of the Plan, all Shares acquired under the Plan will remain in the Participant’s account unless otherwise requested. For full Shares, the Participant may either: (1) receive without charge a share certificate for such Shares; or (2) request the Agent (after receipt by the Agent of signature-guaranteed instructions by all registered owners) to sell the Shares acquired under the Plan and remit the proceeds less any brokerage commissions and a $2.50 service fee.

Fractional Shares may either remain in the Participant’s account or be reduced to cash by the Agent at the current market price with the proceeds remitted to the Participant. Shareholders who have previously withdrawn from the Plan may rejoin at any time by sending written instructions signed by all registered owners to the Agent.

There is no direct charge for participation in thePlan; all fees of the Agent are paid by the Trust.

There are no brokerage charges for Shares issued directly by the Trust. However, each Participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases of Shares to be issued under the Plan. Participants will receive tax information annually for their personal records and to assist in federal income tax return preparation. The automatic reinvestment of Distributions does not relieve Participants of any income tax that may be payable on Distributions.

The Plan may be terminated or amended at any time upon 30 days’ prior written notice to Participants which, with respect to a Plan termination, must precede the record date of any Distribution by the Trust. Additional information concerning the Plan may be obtained by shareholders holding Shares registered directly in their names by writing the Agent, Shareholder Financial Services, Inc., P.O. Box 173673, Denver, CO 80217-3673 or by calling 1.800.647.7374. Shareholders holding Shares in nominee name should contact their brokerage firm or other nominee for more information.

Shareholder Information—The Shares are traded on the NYSE. Daily market prices for the Trust’s shares are published in the New York Stock Exchange Composite Transaction section of newspapers under the designation “OppenMlti.” The Trust’s NYSE trading symbol is OMS. Weekly net asset value (NAV) and market price information about the Trust is published each Monday in The Wall Street Journal and each Sunday in The New York Times and each Saturday in Barron’s, and other newspapers in a table called “Closed-End Bond Funds.”
35

Oppenheimer Multi-Sector Income Trust	Semiannual Report
Officers and Trustees
Leon Levy, Chairman of the Board of Trustees
Donald W. Spiro, Vice Chairman of the Board of Trustees
Bridget A. Macaskill, Trustee and President
Robert G. Galli, Trustee
Phillip A. Griffiths, Trustee
Benjamin Lipstein, Trustee
Elizabeth B. Moynihan, Trustee
Kenneth A. Randall, Trustee
Edward V. Regan, Trustee
Russell S. Reynolds, Jr., Trustee
Clayton K. Yeutter, Trustee
Arthur P. Steinmetz, Vice President
Caleb Wong, Vice President
Andrew J. Donohue, Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

Investment Advisor
OppenheimerFunds, Inc.

Transfer Agent and Registrar
Shareholder Financial Services, Inc.

Custodian of Portfolio Securities
The Bank of New York

Independent Auditors
KPMG LLP

Legal Counsel
Mayer, Brown & Platt

The financial statements included herein have been taken from the records of the Trust without examination of those records by the independent auditors.

For more complete information about Oppenheimer Multi-Sector Income Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor.

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, and are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc., Two World Trade Center, New York, NY 10048-0203.

©Copyright 2001 OppenheimerFunds, Inc. All rights reserved.
O P P E N H E I M E R
Multi-Sector Income Trust April 30, 2001